UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York              8/14/03
------------------------          ------------------             ----------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE
                                  June 30, 2003

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:    98

Form 13F Information Table Value Total:    $888,115
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.   Form 13F File Number    Name
            1     28-                     Basswood Capital Management, LLC

            2     28-                     Bennett Lindenbaum

            3     28-                     Matthew Lindenbaum

                                                    FORM 13F INFORMATION TABLE

                                                Basswood Partners Item 6: Item 8:
                                Combination Report Investment Discretion Voting Authority (shares)
                                                          June 30, 2003

                                                                                         Item 6:         Item 7:       Item 8:
                                                                                   Investment Discretion           Voting Authority
Item 1:                    Item 2:    Item 3:     Item 4:      Item 5:             Shared              Managers
                           Title of   CUSIP       Fair Mkt     Shares or     Sole  As Defined   Shared See       Sole  Shared None
Name of Issuer             Class      Number      Value USD    Principal Amt       in Instr. V  Other  Inst. V
--------------             --------   ------      ---------    ------------- ----  -----------  ------ --------  ----  ------ ----

Accenture Ltd (ACN)        Common      013330972      1,796       99,265               X               1,2,3             X
Amazon.com Inc. (AMZN)     Common      023135106        432       11,900               X               1,2,3             X
American International
  Group, Inc. (AIG)        Common      026874107        717       13,000               X               1,2,3             X
American Woodmark Corp
  (AMWD)                   Common      030506109      1,656       35,265               X               1,2,3             X
Americredit Corp. (ACF)    Common      03060R101        207       24,225               X               1,2,3             X
Astoria Financial Corp.
  (AF)                     Common      046265104     22,214      799,162               X               1,2,3             X
Avalonbay Communities
  Inc. (AVB)               Common      053484101      7,889      185,020               X               1,2,3             X
Banc One Corp. (ONE)       Common      06423A103     21,770      585,532               X               1,2,3             X
Bank of New York (BK)      Common      064057102     15,309      532,479               X               1,2,3             X
Bay View Capital Corp.
  (BVC)                    Common      07262L101        537       92,992               X               1,2,3             X
Bear Stearns (BSC)         Common      073902108     29,590      408,592               X               1,2,3             X
Beazer Homes (BZH)         Common      07556Q105     21,960      262,997               X               1,2,3             X
Boston Properties Inc.
  (BXP)                    Common      101121101      3,464       79,080               X               1,2,3             X
Brookfield Property Corp.
  (BPO)                    Common      112900105      5,716      268,980               X               1,2,3             X
Burlington Northern
  Santa Fe (BNI)           Common      12189T104      8,586      301,885               X               1,2,3             X
Capital One Financial
  Corp. (COF)              Common      14040H105      3,821       77,685               X               1,2,3             X
Cemex S A (CX)             Spon ADR
                           5 ORD       151290889     10,790      484,065               X               1,2,3             X
Centex Construction Prods
  (CXP)                    Common      15231R109      1,285       32,065               X               1,2,3             X
Centex Corp (CTX)          Common      152312104     15,607      200,634               X               1,2,3             X
Charles Schwab Corp. (SCH) Common      808513105      3,626      359,359               X               1,2,3             X
Citigroup Inc. (C)         Common      172967101     33,181      775,257               X               1,2,3             X
City National Corp. (CYN)  Common      178566105     26,600      596,938               X               1,2,3             X
Clayton Homes Inc (CMH)    Common      184190106      1,027       81,850               X               1,2,3             X
Comerica, Inc. (CMA)       Common      200340107      8,224      176,855               X               1,2,3             X
Commerce Bancorp Inc.
  (CBH)                    Common      200519106     30,080      810,780               X               1,2,3             X
Community State Bank
  (CSBF)                   Common      12629D107      1,493       53,796               X               1,2,3             X
Copart Inc (CPRT)          Common     2172021106      2,627      278,000               X               1,2,3             X
Countrywide Financial
  Corporation (CFC)        Common      222372104     33,642      483,566               X               1,2,3             X
D. R. Horton, Inc. (DHI)   Common      23331A109     21,246      756,098               X               1,2,3             X
Dell Computer Corp (DELL)  Common      247025109      1,058       33,235               X               1,2,3             X
Duane Reade Inc. (DRD)     Common      263578106        857       58,100               X               1,2,3             X
Edwards A G Inc. (AGE)     Common      281760108      2,675       78,221               X               1,2,3             X
Federated Investors Inc.
  (FII)                    CL B        314211103      5,936      216,501               X               1,2,3             X
Fidelity National
  Financial Inc. (FNF)     Common      316326107     10,781      350,494               X               1,2,3             X
Fifth Third Bancorp (FITB) Common      316773100      5,375       93,607               X               1,2,3             X
Financial Federal Corp.
  (FIF)                    Common      317492106        465       19,041               X               1,2,3             X
Finova Corp. (FNV)         Common      317928109          7       92,912               X               1,2,3             X
First Niagara Financial
  (FNFG)                   Common      33582V108      3,397      244,050               X               1,2,3             X
Fleetboston Financial
  Corp. (FBF)              Common      339030108     28,955      974,590               X               1,2,3             X
Freddie Mac (FRE)          Common      313400301     30,978      610,158               X               1,2,3             X
General Electric Co. (GE)  Common      369604103      1,923       67,051               X               1,2,3             X
Golden West Financial
  Corp. (GDW)              Common      381317106      3,242       40,515               X               1,2,3             X
Greenpoint Financial Corp.
  (GPT)                    Common      395384100      6,098      119,700               X               1,2,3             X
IMC Mortgage Co. (IMCC)    Common      449923101          1      229,516               X               1,2,3             X
Indymac Bancorp Inc. (NDE) Common      456607100        242        9,512               X               1,2,3             X
Instinet Group Inc. (INET) Common      457750107      1,294      277,136               X               1,2,3             X
JLG Industries Inc. (JLG)  Common      466210101      1,503      221,010               X               1,2,3             X
Knight Trading Group Inc.
  (NITE)                   Common      499063105        554       87,900               X               1,2,3             X
LaFarge North America,
  Inc. (LAF)               Common      505862102      8,272      267,695               X               1,2,3             X
Lennar Corp. (LEN)         CL A        526057104      5,985       83,710               X               1,2,3             X
Lennar Corp. (LEN.B)       CL B        526057302        604        8,371               X               1,2,3             X
LNR Property Corp. (LNR)   Common      501940100      4,469      119,500               X               1,2,3             X
Martin Marietta Matl Inc
  (MLM)                    Common      573284106      9,157      272,445               X               1,2,3             X
MBIA Incorporated (MBI)    Common      55262C100     12,442      255,224               X               1,2,3             X
MBNA Corp. (KRB)           Common      55262L100     12,293      589,891               X               1,2,3             X
MDC Holdings Inc (MDC)     Common      552676108        262        5,434               X               1,2,3             X
Meritage Corp (MTH)        Common      59001A102      3,751       76,139               X               1,2,3             X
Merrill Lynch Co. (MER)    Common      590188108     17,975      385,061               X               1,2,3             X
Metlife Inc (MET)          Common      59156R108      8,034      283,680               X               1,2,3             X
Metris Companies, Inc.
  (MXT)                    Common      591598107      1,013      182,513               X               1,2,3             X
MGIC Invt Corp (MTG)       Common      552848103      3,400       72,903               X               1,2,3             X
Mohawk Inds. Inc. (MHK)    Common      608190104      3,457       62,260               X               1,2,3             X
Monaco Coach Group (MNC)   Common      60886R103      6,042      394,105               X               1,2,3             X
Moody's Corp. (MCO)        Common      615369105     12,450      236,207               X               1,2,3             X
National City Corp. (NCC)  Common      635405103        384       11,728               X               1,2,3             X
National R V Hldgs Inc.
  (NVH)                    Common      637277104        745      143,745               X               1,2,3             X
NCI Building Systems Inc.
  (NCS)                    Common      628852105      2,027      121,366               X               1,2,3             X
Neiman Marcus Grp Inc
  (NMGA)                   Common      640204103      2,800       76,498               X               1,2,3             X
Nextcard, Inc. (NXCDQ)     Common      65332K107          2      430,235               X               1,2,3             X
Pacific Capital Bancorp
   (PCBC)                  Common      69404P101      2,585       73,982               X               1,2,3             X
Paychex Inc. (PAYX)        Common      704326107      1,289       43,860               X               1,2,3             X
Principal Finl Group Inc.
   (PFG)                   Common      74251V102      2,757       85,480               X               1,2,3             X
Protective Life Corp (PL)  Common      743674103     10,072      376,527               X               1,2,3             X
Prudential Financial Inc.
  (PRU)                    Common      744320102      1,077       32,000               X               1,2,3             X
Pulte Homes Inc. (PHM)     Common      745867101     29,812      483,482               X               1,2,3             X
Raymond James Financial,
  Inc. (RJF)               Common      754730109      3,536      106,991               X               1,2,3             X
Royal Caribbean Cruises
  Ltd (RCL)                Common      10775124       6,482      279,870               X               1,2,3             X
S&P Depository Receipts
  (SPY)                    Unit Ser 1  78462F103        957        9,800               X               1,2,3             X
Sears Roebuck & Co (S)     Common      812387108      4,175      124,115               X               1,2,3             X
Sovereign Bancorp (SOV)    Common      845905108     37,380    2,388,525               X               1,2,3             X
TCF Financial Corp. (TCB)  Common      872275102     18,626      467,529               X               1,2,3             X
Toll Brothers Inc. (TOL)   Common      889478103     58,110    2,052,639               X               1,2,3             X
Triumph Group Inc. (TGI)   Common      896818101        687       24,385               X               1,2,3             X
UnionBancal Corp. (UB)     Common      908906100     21,607      522,288               X               1,2,3             X
United Companies
  Financial Corp. (UCFNQ)  Common      909870107          1      150,305               X               1,2,3             X
United Rentals Inc (URI)   Common      911363109      6,344      456,700               X               1,2,3             X
US Bancorp (USB)           Common      902973304     29,395    1,199,815               X               1,2,3             X
US Freightways Corp (USFC) Common      916906100      6,003      222,658               X               1,2,3             X
Vornado Realty Trust (VNO) Sh Ben Int  929042109      3,163       72,555               X               1,2,3             X
Vulcan Materials Co (VMC)  Common      929160109      5,928      159,925               X               1,2,3             X
Wachovia Corp. (WB)        Common      929903102      2,644       66,162               X               1,2,3             X
Washington Mutual (WM)     Common      939322103     24,489      592,955               X               1,2,3             X
WCI Communities Inc (WCI)  Common      92923C104      2,579      134,130               X               1,2,3             X
Webster Fin Corp Waterbury
   (WBS)                   Common      947890109      2,549       67,440               X               1,2,3             X
Wells Fargo & Co. (WFC)    Common      949746101     33,087      656,488               X               1,2,3             X
Westamerica Banc (WABC)    Common      957090103      2,604       60,451               X               1,2,3             X
Winnebago Inds Inc. (WGO)  Common      974637100      4,489      118,437               X               1,2,3             X
Zions Bancorp(ZION)        Common      989701107      9,691      191,524               X               1,2,3             X

Total                                              $888,115

00705.0010 #422668